Consolidated Statements of Equity (Parenthetical) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common Stock, Shares Beginning Balance	366,861	366,867	366,880
Purchase of treasury stock, Shares	4	6	14
Reissuance of treasury stock, Shares	0	0	1
Common Stock, Shares Ending Balance	366,857	366,861	366,867